Related Party Information (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

These transactions with FCA Group are reflected on the Company’s consolidated statements of operations as follows:

	2016	2015	2014
	(in millions)
Net sales	$806	$762	$943
Cost of goods sold	$466	$463	$551
Selling, general and administrative expenses	$148	$161	$234

	12/31/2016	12/31/2015
	(in millions)
Trade receivables	$11	$14
Trade payables	$105	$136

	2016	2015	2014
	(in millions)
Net sales	$782	$700	$843
Cost of goods sold	$392	$430	$564

	12/31/2016	12/31/2015
	(in millions)
Trade receivables	$113	$72
Trade payables	$108	$156